SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Viatar CTC Solutions, Viatar and amounts related to a noncontrolling interest in Viatar. The noncontrolling interest represents a 0.01% and 0.03% ownership interest in Viatar at June 30, 2014 and December 31, 2013, respectively. All significant intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Vizio, Viatar and amounts related to a noncontrolling interest in Viatar. The noncontrolling interest represents a 0.03% and 50% ownership in Viatar at December 31, 2013 and 2012, respectively. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]
Basis of Accounting

The accompanying unaudited condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements contained herein have been prepared by the Company in accordance with GAAP for interim financial information. Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. The accompanying condensed consolidated balance sheet as of December 31, 2013 has been derived from audited financial statements. In the opinion of management, the interim financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results of the periods presented. The results of operations for the six and three months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2013.

Basis of Accounting The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

Cash and cash equivalents are held in a money market fund that holds US government and agency bonds, and highly-rated securities issued by finance companies. This fund is not federally insured.

Investment Banking Fees, Policy [Policy Text Block]
Syndication Costs

Investment banking fees and related costs associated with the issuance of member units are charged to members’ equity. Investment banking fees and related costs that are paid in anticipation of raising capital are recorded as deferred costs until such capital is raised or subsequently expensed if such capital is not raised.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs consist of ongoing testing and research and are expensed as incurred. Government grants received by the Company for research and development are recorded as reductions of the related expenses in the period in which they are reported.

Income Tax, Policy [Policy Text Block]
Income Taxes

In the ordinary course of business, there is inherent uncertainty in quantifying income tax positions. The Company assesses its income tax positions and records tax assets or liabilities for all years subject to examination based upon management’s evaluation of the facts and circumstances and information available at the reporting dates. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. The Company records interest and penalties related to uncertain tax positions as a component of income tax expense or benefit.

The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is no longer subject to tax examinations by tax authorities for years prior to 2011.

Income Taxes

No provision or benefit for federal or state income taxes has been included in the accompanying financial statements because such taxable income or loss passes through to, and is reportable by, the members. No tax liability has been incurred since inception as the Company has incurred losses.

For the year ended December 31, 2013, the Company applied for biotechnology tax credits from New York City and recorded a receivable of $147,997. For the year ended December 31, 2012, the Company received biotechnology tax credits from New York City of $242,016. These credits have been recorded as income tax benefits in the consolidated statements of operations using the flow-through method as discussed in ASC Topic 740, “Income Taxes.”

On April 30, 2014, the Company received the tax refund receivable of $147,997.

The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is no longer subject to tax examinations by tax authorities for years prior to 2010.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Significant estimates subject to such estimates and assumptions include the valuation of debt and equity instruments issued for services and in connection with agreements and contracts entered in to by the Company. Actual results could differ from those estimates.

Derivatives, Policy [Policy Text Block]
Derivatives

The Company evaluated its options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statements of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassed to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liability at the fair value of the instrument on the reclassification date.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain amounts from the prior year financial statements have been reclassified to conform to the current year presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). The new standard supersedes a majority of existing revenue recognition guidance under US GAAP, and requires companies to recognize revenue when it transfers goods or services to a customer in an amount that reflects the consideration to which a company expects to be entitled. Companies may need to use more judgment and make more estimates while recognizing revenue, which could result in additional disclosures to the financial statements. Topic 606 allows for either a “full retrospective” adoption or a “modified retrospective” adoption. The standard is effective for the Company beginning January 1, 2017. The Company is currently evaluating which method it will use and the revenue recognition impact this guidance will have once implemented.

In June 2014, the FASB issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The guidance in ASU 2014-10 removes all incremental financial reporting requirements from GAAP for development-stage entities, including the removal of Topic 915 from the FASB Accounting Standards Codification. In addition, the update adds an example disclosure in Risks and Uncertainties (Topic 275) to illustrate one way that an entity that has not begun planned principal operations could provide information about the risks and uncertainties related to the company’s current activities.

The accounting standards update also removes an exception provided to development stage entities in Consolidations (Topic 810) for determining whether an entity is a variable interest entity—which may change the consolidation analysis, consolidation decision, and disclosure requirements for a company that has an interest in a company in the development stage. ASU 2014-10, effective the first annual period beginning after December 15, 2014, will no longer require the presentation and disclosure requirements in Topic 915. The revised consolidation standards are effective one year later, in annual periods beginning after December 15, 2015. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on the Company’s financial statements.